Redeemable Non-Controlling Interest	6 Months Ended
Jun. 30, 2026
Redeemable Non-Controlling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTEREST

Note 15 — REDEEMABLE NON-CONTROLLING INTEREST

Upon the completion of the Company’s IPO in October 2025, the non-controlling interests were automatically converted to ordinary shares of the VIE. No redeemable non-controlling interest was recognized as of December 31, 2025 and June 30, 2026.